Loan Payable to Related Party	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Related Party Transactions [Abstract]
Loan Payable to Related Party

4. Loan Payable to Related Party

        The Company's bank loan facility is held with a financial institution that is an investor in the Company. The facility has been used solely for the purchase of land and the construction of the corporate headquarters facility. The loan agreement requires semi-annual principal payments of $250 with the remaining amount due at maturity in August 2016. Interest under the loan agreement is payable at a floating rate equal to the 30 day LIBOR rate plus 4.5% or 5.5%, whichever is greater. Interest is payable monthly at the beginning of the following month. At September 30, 2012 and June 30, 2013, the interest rate on the loan was 5.5%. All borrowings are collateralized by the land and facility, as the bank would take possession of the premises upon the failure by the Company to make a scheduled payment when due, after consideration of applicable cure periods, or the failure to maintain a debt service coverage ratio, defined as net cash flow from operations to debt service of 1.1 to 1.0 calculated annually as of December 31. Debt service is defined as the principal and interest payable on the loan during the fiscal year. The company has received a waiver related to this covenant until December 31, 2013.

        The Company is required to maintain a compensating balance of $1,000 in its operating account during the term of the loan to provide for the payment of interest on the note in the event of a default. The Company has classified the $1,000 compensating balance as restricted cash in the consolidated balance sheets. Dividends or other distributions to preferred or common stockholders is restricted until the outstanding balance of the loan is reduced to $10,360 and positive earnings are demonstrated for six consecutive months.

8. Loan Payable to Related Party

        The Company's bank loan facility is held with a financial institution that is an investor in the Company. The facility has been used solely for the purchase of land and the construction of the corporate headquarters facility. In August 2011, the Company replaced its expiring bank promissory note agreement with an amended bank loan agreement. The amended loan requires semi-annual principal payments of $250 with the remaining amount due at maturity in August 2016. Interest under the loan agreement is payable at a floating rate equal to the 30 day LIBOR rate plus 4.5% or 5.5%, whichever is greater. Interest is payable monthly at the beginning of the following month. At September 30, 2011 and 2012, the interest rate on the loan was 5.5%. In addition, the Company issued warrants to purchase shares of common stock as described in Note 14. All borrowings are collateralized by the land and facility, as the bank would take possession of the premises upon the failure by the Company to make a scheduled payment when due, after consideration of applicable cure periods, or the failure to maintain a debt service coverage ratio, defined as net cash flow from operations to debt service of 1.1 to 1.0. Debt service is defined as the principal and interest payable on the loan during the fiscal year. For the fiscal year 2012, the Company was not in compliance with this requirement. Subsequent to the balance sheet date, the Company received a bank waiver for the fiscal year 2012.

        The Company is required to maintain a compensating balance of $1,000 in its operating account during the term of the loan to provide for the payment of interest on the note in the event of a default. The Company has classified the $1,000 compensating balance as restricted cash in the consolidated balance sheets. Dividends or other distributions to preferred or common stockholders is restricted until the outstanding balance of the loan is reduced to $10,360 and positive earnings are demonstrated for six consecutive months.

        The outstanding loan balance was $10,719 at September 30, 2012. The principal repayments required under the loan agreement for the four succeeding years at September 30, 2012 are as follows:

2013	$500
2014	500
2015	500
2016	9,219

$10,719